Document And Entity Information	9 Months Ended
Sep. 30, 2016
Document Information [Line Items]
Entity Registrant Name	AUDIOEYE INC
Entity Central Index Key	0001362190
Document Type	S-1
Document Period End Date	Sep. 30, 2016
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company